Goodwill and Other Intangible Assets (Summary of Terminal Growth Rate and Corresponding Discount Rate) (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Potash [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Discount Rate	7.60%		8.30%
Terminal Growth Rate	2.50%		2.50%
Nitrogen [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Discount Rate	8.30%		9.30%
Terminal Growth Rate	2.30%		2.00%
South America Retail [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Carrying Amount Of Asset Or Cashgenerating Unit		$ 1,496
South America Retail [Member] | Discount Rate Plus Point One Percent [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Amount the carrying amount of goodwill would be impaired if change in key assumption occurred		$ 120
South America Retail [Member] | Discount Rate Minus Point One Percent [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Change in value assigned to key assumption which would result in an impairment		- 1.0 percent
South America Retail [Member] | Terminal Growth Rate Plus Point One Percent [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Change in value assigned to key assumption which would result in an impairment		+ 1.0 percent
South America Retail [Member] | Terminal Growth Rate minus Point One Percent [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Amount the carrying amount of goodwill would be impaired if change in key assumption occurred		$ 50
South America Retail [Member] | Forecasted EBITDA Over Forecast Period Minus Five Percent [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Change in value assigned to key assumption which would result in an impairment		- 5.0 percent
Amount the carrying amount of goodwill would be impaired if change in key assumption occurred		$ 100
International Retail [Member] | Bottom of range [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Discount Rate			8.90%
Terminal Growth Rate			2.00%
International Retail [Member] | Top of range [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Discount Rate	9.00%		16.00%
Terminal Growth Rate	2.10%		6.00%
Trinidad CGU [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Terminal Growth Rate	2.30%
Carrying Amount Of Asset Or Cashgenerating Unit	$ 752